Employee benefit expenses	12 Months Ended
Dec. 31, 2021
Employee benefit expenses
Employee benefit expenses

7     Employee benefit expenses

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages and salaries	1,165,604	1,319,554	1,276,205
Welfare and other benefits	252,907	248,870	330,552
Share‑based payments (Note 26)	62,315	74,980	22,618
	1,480,826	1,643,404	1,629,375